General Municipal

Money Market Fund

SEMIANNUAL REPORT May 31, 2002

YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            19   Statement of Assets and Liabilities

                            20   Statement of Operations

                            21   Statement of Changes in Net Assets

                            22   Financial Highlights

                            25   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                   Back Cover

                                                                        The Fund

                                                               General Municipal

                                                               Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for General Municipal Money Market Fund, covering the six-month period from December 1, 2001 through May 31, 2002. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Colleen Meehan.

We have recently seen signs of economic recovery, which may signal an end to the U.S. economic recession. As the economy has gained strength, however, prices of stocks and many bonds have fluctuated widely. The war on terror, instability in the Middle East and South Asia, and new disclosures of questionable accounting and management practices among U.S. corporations have buffeted the financial markets, making the short-term movements of stocks and bonds particularly volatile.

In this environment, money market funds have once again demonstrated their ability to preserve investors' capital during challenging times. Although yields have remained near historical lows, money market funds have recently attracted a record amount of assets as investors look for a more stable alternative to the stock market.

When will volatility in the longer term markets subside? No one knows for sure. It is unlikely that returns from money market funds will enable you to reach long-term financial goals such as retirement, a new home or a college education. Although you may be worried about the challenges presented for growth or income under current market conditions, we encourage you to talk with a professional financial advisor who can help you navigate the right course to financial security for yourself and your family. For our part, and as we have for more than 50 years, we at The Dreyfus Corporation are ready to serve you with a full range of investment alternatives and experienced teams of portfolio managers.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 17, 2002




DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Portfolio Manager

How did General Municipal Money Market Fund perform during the period?

For the six-month period ended May 31, 2002, the fund's Class A, Class B and Class X shares produced annualized yields of 1.05%, 0.63% and 0.59%, respectively. Taking into account the effects of compounding, the fund's Class A, Class B and Class X shares produced annualized effective yields of 1.05%, 0.63% and 0.60%, respectively.(1)

We attribute the fund's performance to declining interest rates early in the period, which caused tax-exempt money market yields to fall to historically low levels.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal personal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity.

In so doing, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund's net assets in high quality, tax-exempt municipal money market instruments from issuers throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund's average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace and interest-rate trends.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund's average maturity. If we anticipate limited new-issue supply, we may then

                                                                       The Fund

DISCUSSION OF FUND PERFORMANCE (CONTINUED)

look to extend the fund's average maturity to maintain then current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

The Federal Reserve Board (the "Fed") completed its aggressive interest-rate reduction campaign early in the reporting period, implementing two final cuts of the benchmark federal funds rate in November and December 2001. These reductions brought short-term interest rates to 1.75%, their lowest level since the early 1960s. Yields on one-year tax-exempt notes also fell to historically low levels in this environment.

In addition, tax-exempt money market yields declined in response to a highly volatile stock market, which caused a "flight to quality" among investors seeking a more stable alternative for their assets. As a result, total assets invested in tax-exempt money market funds generally rose throughout the reporting period, creating additional downward pressure on yields.

The tax-exempt money markets were also affected by the lingering effects of the economic recession. Although the economy began to improve soon after the start of 2002, many state and local governments continued to receive less tax revenue than they had originally anticipated, creating budget shortfalls. Accordingly, many municipalities issued more tax-exempt debt than during the same period one year earlier, and we expect to see a further rise in issuance later this year. If the stock market continues to languish, however, we currently believe that the rising supply of tax-exempt money market instruments should be easily absorbed by robust investor demand.

What is the fund's current strategy?

In this low interest-rate environment, we adjusted the fund's weighted average maturity to points that generally were longer than those of its peer group during the reporting period. Early in the reporting period, the fund's relatively long weighted average maturity proved advanta geous because it enabled us to lock in higher prevailing yields for as long as we deemed practical, while short-term interest rates fell. However, when it became clear that the Fed was not likely to reduce interest rates further, we reduced the fund' s weighted average maturity to enhance the fund's ability to capture higher yields as they become available.

In addition, we have maintained our focus on capital preservation and the maintenance of liquidity. We also have continued to strive to maintain a " laddered" portfolio, in which holdings mature in stages in an effort to help protect the fund against unexpected changes in interest rates. However, with yields on municipal notes currently at very low levels, we have recently focused primarily on commercial paper with three- to six-month maturities for the laddered portion of the portfolio. Otherwise, as existing holdings have matured, we have reinvested those proceeds in short-term securities at prevailing low yields. Of course, we may look to change our strategy and the fund's composition as market conditions develop.

June 17, 2002

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED A NET YIELD OF 0.59% AND AN EFFECTIVE NET YIELD OF 0.59%, AND THE FUND'S CLASS X SHARES WOULD HAVE PRODUCED A NET YIELD OF 0.58% AND AN EFFECTIVE NET YIELD OF 0.58%.

                                                                        The Fund

STATEMENT OF INVESTMENTS

May 31, 2002 (Unaudited)

                                                                                              Principal
TAX EXEMPT INVESTMENTS--100.0%                                                                Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--3.8%

Alabama Association of Governmental Organizations

   COP, TRAN 2.75%, 9/30/2002 (Insured; AMBAC)                                                5,000,000                5,014,682

Columbia Industrial Development Board, PCR, Refunding

   VRDN (Alabama Power Co. Project) 1.60%                                                    17,900,000  (a)          17,900,000

Homewood Educational Building Authority
   College and University Revenue, VRDN
   (Samford University) 1.60% (Insured; AMBAC and

   Liquidity Facility; Bank of Nova Scotia)                                                   3,000,000  (a)           3,000,000

The Industrial Development Board of the
   City of Fultondale, IDR, VRDN

   (Melsur Corp. Project) 1.55% (LOC; Key Bank Inc.)                                          4,875,000  (a)           4,875,000

Port City Medical Clinic Board, Revenue, VRDN
   (Infirmary Health) 1.40% (Liquidity Facility: Bank of
   Nova Scotia and Kredietbank)                                                               5,000,000  (a)           5,000,000

ARIZONA--2.9%

Apache County Industrial Development Authority, IDR
  VRDN (Tucson Electric Power Springerville Project)

   1.40% (LOC; The Bank of New York)                                                          6,300,000  (a)           6,300,000

Arizona Educational Loan Marketing Corporation

  Educational Loan Revenue, VRDN

   1.50% (Insured; MBIA and LOC; State Street

   Bank and Trust Co.)                                                                       10,675,000  (a)          10,675,000

Phoenix Industrial Development Authority
   MFHR, Refunding, VRDN

   (Southwest Village Apartments Project)

   1.40% (LOC; FNMA)                                                                         10,600,000  (a)          10,600,000

ARKANSAS--.7%

Arkansas Development Finance Authority
   MFHR, VRDN (Chapelridge of Cabot Housing Project)
   1.60% (LOC; Regions Bank)                                                                  6,675,000  (a)           6,675,000

CALIFORNIA--.8%

California Higher Education Loan Authority Incorporated
   Student Loan Revenue 2.70%, 7/1/2002
   (LOC; Student Loan Marketing Association)                                                  7,700,000                7,700,000

DELAWARE--2.1%

Delaware Economic Development Authority, IDR, VRDN

   (Delaware Clean Power Project)
   1.60% (LOC; Motiva Enterprises)                                                           20,000,000  (a)          20,000,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA--2.4%

District of Columbia, College and University Revenue

   VRDN (Trinity College) 1.64% (LOC; First Union Bank)                                       9,675,000  (a)           9,675,000

District of Columbia, GO Notes, VRDN
   (General Fund Recovery) 1.70%
   (LOC; Morgan Guaranty Trust Co.)                                                          12,900,000  (a)          12,900,000

FLORIDA--7.3%

Bay County Housing Finance Authority, SFMR, VRDN

  Merlots Program 1.55% (Liquidity Facility; First Union

   Bank and LOC: FNMA and GNMA)                                                               5,865,000  (a)           5,865,000

Highlands County Health Facilities Authority, Revenues

  VRDN (Adventist Health System/Sunbelt Inc.):

      1.40% (Liquidity Facility; Bank One Corp. and

         LOC; Capital Markets Assurance)                                                      7,000,000  (a)           7,000,000

      1.40% (LOC; SunTrust Bank)                                                              8,800,000  (a)           8,800,000

Jacksonville Electric Authority
   Water and Sewer Systems Revenue, CP

   1.55%, 6/10/2002 (Liquidity Facility;
   Toronto Dominion Bank)                                                                     7,000,000                7,000,000

Orange County Health Facilities Authority, Revenues
   VRDN (Florida Hospital Association Health Project)

   1.90% (LOC: The Bank of New York,
   Bank of Nova Scotia, Banque Paribas and
   CDC Funding Corp.)                                                                         7,000,000  (a)           7,000,000

Saint Lucie County, SWDR, Refunding, VRDN

   (Florida Power and Light Co.) 1.85%                                                       25,245,000  (a)          25,245,000

Sunshine Governmental Financing Commission
   Revenue, CP 1.55%, 6/19/2002
   (Liquidity Facility; Toronto Dominion Bank)                                                7,190,000                7,190,000

GEORGIA--7.8%

Albany Dougherty Payroll Development Authority, PCR

   Refunding, VRDN (Phillip Morris Co. Inc.) 1.50%                                           10,200,000  (a)          10,200,000

Cobb County Housing Authority, MFHR, Refunding

   VRDN (Six Flags Association) 1.40% (LOC; FHLM)                                             5,490,000  (a)           5,490,000

Columbia County Development Authority
   Private Schools Revenue, VRDN

   (Augusta Preparatory Project)
   1.45% (LOC; Wachovia Bank)                                                                 4,100,000  (a)           4,100,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

GEORGIA (CONTINUED)

Downtown Savannah Authority, Revenue

   4.80%, 8/1/2002                                                                            2,275,000                2,287,561

Fayette County Development Authority
   Educational Facilities Revenue, VRDN
   (Catholic School Properties Inc. Project)

   1.40% (LOC; Wachovia Bank)                                                                 4,400,000  (a)           4,400,000

Fulton County Development Authority
   Educational Facilities Revenue, VRDN
   (Donnellan School Inc. Project)

   1.40% (LOC; Wachovia Bank)                                                                 7,400,000  (a)           7,400,000

Georgia Road and Tollway Authority

   Revenue, BAN 2.75%, 11/20/2002                                                            10,000,000               10,000,000

Gwinnett County School District, GO Notes
   Construction Sales Tax Notes

   2.50%, 12/27/2002                                                                         10,000,000               10,050,031

Jefferson Development Authority, IDR, VRDN

  (Ringwood Containers Project)

   1.55% (LOC; Bank of America)                                                               3,600,000  (a)           3,600,000

Macon Water Authority
   Water and Sewer Revenue, VRDN

   1.40% (Liquidity Facility; Wachovia Bank)                                                 10,000,000  (a)          10,000,000

Savannah Economic Development Authority
   Exempt Facility Revenue, VRDN

   (Home Depot Project)
   1.50% (LOC; SunTrust Bank)                                                                 5,000,000  (a)           5,000,000

ILLINOIS--7.2%

Chicago O'Hare International Airport
   Special Facility Revenue, VRDN
   (O'Hare Technical Center II Project)

   1.48% (LOC; LaSalle Bank)                                                                  8,000,000  (a)           8,000,000

Du Page County, Motor Fuel Tax Revenue

   6.50%, 1/1/2003 (Insured; FSA)                                                             3,400,000                3,489,131

Glendale Heights, MFHR, Refunding, VRDN

   (Glendale Lakes Project) 1.45% (LOC; FHLM)                                                 4,845,000  (a)           4,845,000

Illinois Development Finance Authority, Revenue
   VRDN (Evanston Northwestern)
   1.40% (Liquidity Facility; Bank One Corp.)                                                20,000,000  (a)          20,000,000

Illinois Educational Facilities Authority, Revenues
   VRDN (Art Institute of Chicago)
   1.45% (Liquidity Facility; Harris

   Trust and Savings Bank)                                                                    5,800,000  (a)           5,800,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Illinois Health Facilities Authority, Revenues:

  (Evanston Northwestern Corporation)

      1.60%, 11/29/2002                                                                       9,000,000                9,000,000

   VRDN:

      (Northwestern Memorial Hospital)

         1.60% (Liquidity Facility; Northern Trust Co.)                                       8,000,000  (a)           8,000,000

      (Resurrection Healthcare)

         1.45% (Insured; FSA and Liquidity Facility;
         LaSalle Bank)                                                                        5,600,000  (a)           5,600,000

Saint Clair County, Revenue

   5.20%, 10/1/2002 (Insured; FGIC)                                                           3,200,000                3,238,482

INDIANA--2.2%

Indiana Bond Bank, Revenue, Advance
   Funding Program 2.25%, 7/23/2002
   (LOC; The Bank of New York)                                                                4,000,000                4,005,273

Indiana Health Facility Financing Authority
   Revenue, VRDN (Union Hospital Inc. Project)
   1.49% (LOC; First Third Bank)                                                              8,000,000  (a)           8,000,000

Indiana Housing Finance Authority
   SFMR, VRDN, Merlots Program

   1.55% (Liquidity Facility; First Union Bank and

   LOC: FNMA and GNMA )                                                                       2,065,000  (a)           2,065,000

Indianapolis Bond Bank
   Local Public Improvement, CP

   1.75%, 7/23/2002 (LOC; Key Bank)                                                           6,334,365                6,334,365

IOWA--.9%

Iowa Higher Education Loan Authority
   College and University Revenue

   RAN (Palmer Chirop) 3.25%, 5/23/2003                                                       1,350,000                1,359,625

Louisa County, PCR, Refunding, VRDN

   (Midwest Power System Inc. Project) 1.50%                                                  7,000,000  (a)           7,000,000

KANSAS--3.3%

Kansas Development Finance Authority
  MFHR, Refunding, VRDN
  (Chesapeake Apartments Project)

   1.43% (LOC; Federal Home Loan Bank)                                                        5,000,000  (a)           5,000,000

Mission, MFHR, Refunding, VRDN
   (The Falls Apartments Project)

   1.52% (LOC; FNMA)                                                                          6,000,000  (a)           6,000,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

KANSAS (CONTINUED)

Unified Government of Wyandotte County/Kansas City

  GO Notes:

    Municipal Temporary Notes:

         2.50%, 7/1/2002                                                                      4,415,130                4,416,284

         3.15%, 7/1/2002                                                                      2,686,000                2,687,180

         2.25%, 2/1/2003                                                                      7,574,450                7,569,302

      Renewal Municipal Temporary Notes

         1.75%, 2/1/2003                                                                      5,000,000                5,000,000

KENTUCKY--1.6%

Henderson County, Revenue, VRDN

  (Kentucky Hospital Association Health Facilities)

  1.90% (GIC; Bank of America and Liquidity Facility;

   Banque Paribas)                                                                            5,215,000  (a)           5,215,000

Ohio County, PCR, VRDN
   (Big Rivers Electric Corp. Project)

   1.50% (Insured; AMBAC and Liquidity

   Facility; Credit Suisse)                                                                  10,000,000  (a)          10,000,000

LOUISIANA--3.4%

Louisiana Local Government Environment
  Facilities Community Development Authority
  Revenue, VRDN, LCDA Loan Financing

   1.90% (Liquidity Facility: AmSouth Bank and

   Banque Paribas and LOC; CDC Funding Corp.)                                                10,000,000  (a)          10,000,000

Louisiana Public Facilities Authority:

  Revenue, CP (Christus Health)
    1.50%, 7/10/2002 (Insured; AMBAC and

      Liquidity Facility; Credit Suisse First Boston)                                         5,000,000                5,000,000

   VRDN:

      HR, Hospital Equipment and Capital Financing

         Refunding Program 1.43% (LOC; Bank One Corp.)                                        4,000,000  (a)           4,000,000

      Revenues, Equipment and Capital Facilities Pooled

         Loan Program 1.50% (LOC; Kredietbank)                                                5,900,000  (a)           5,900,000

New Orleans Finance Authority, SFMR

   2.30%, 11/14/2002 (LOC; Bayerische Landesbank)                                             7,530,000                7,530,000

MAINE--1.7%

State of Maine:

   BAN 2.25%, 6/26/2002                                                                       2,400,000                2,400,978

   GO Notes 5.30%, 9/1/2002                                                                   2,000,000                2,019,089

Maine Health and Higher Educational Facilities
   Authority, College and University Revenue
   VRDN 1.40% (Insured; AMBAC and Liquidity

   Facility; Kredietbank)                                                                    11,755,000  (a)          11,755,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MARYLAND--.6%

Maryland Economic Development Corporation, Revenue

  VRDN:

      (CWI Limited Partnership Facility)
         1.65% (LOC; Allfirst Bank)                                                           3,415,000  (a)           3,415,000

      (John Schmitz and Sons Inc.)
         1.65% (LOC; Allfirst Bank)                                                           2,610,000  (a)           2,610,000

MICHIGAN--3.8%

Detroit, Sewage Disposal Revenue, VRDN

   Merlots Program 1.50% (Insured; MBIA and

   Liquidity Facility; First Union Corp.)                                                    10,495,000  (a)          10,495,000

Michigan Hospital Finance Authority, Revenues, VRDN

  Healthcare Equipment Loan Program:

      1.63% (LOC; Michigan National Bank)                                                    19,700,000  (a)          19,700,000

      1.63% (LOC; Standard Federal Bank)                                                      6,000,000  (a)           6,000,000

MINNESOTA--.5%

Mankato, MFHR, VRDN (Highland Hills)

   1.60% (LOC; U.S. Bank NA)                                                                  1,800,000  (a)           1,800,000

Saint Paul Housing and Redevelopment Authority
   MFHR, Refunding, VRDN

   (Hampden Square Apartments) 1.60% (LOC; FNMA)                                              2,840,000  (a)           2,840,000

MISSISSIPPI--1.2%

Mississippi Business Finance Corporation, IDR, VRDN

  (Bruce Furniture Industries Project)

   1.55% (LOC; Wachovia Bank)                                                                 3,500,000  (a)           3,500,000

Mississippi Development Bank Special Obligation
   VRDN, Merlots Program

   1.50% (Insured; AMBAC and LOC; First Union Bank)                                           7,500,000  (a)           7,500,000

MISSOURI--3.1%

Kansas City Industrial Development Authority, Revenue
  VRDN (Alphapointe Associates Blind)

   1.49% (LOC; Firstar Bank)                                                                  5,500,000  (a)           5,500,000

Missouri Health and Educational Facilities Authority:

  Health Facilities Revenue, VRDN

    (Deaconess Long Term Care)

      1.45% (LOC; Bank One Corp.)                                                             8,600,000  (a)           8,600,000

   School District Revenue:

      (Camdenton School District) 3%, 10/21/2002                                              1,345,000                1,348,854

      (Grandview CSD No. 4 School District)
         3%, 10/21/2002                                                                       2,000,000                2,005,731

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MISSOURI (CONTINUED)

Saint Charles County Industrial Development Authority

  Industrial Revenue, Refunding, VRDN

  (Country Club Apartments Project)

   1.42% (LOC; LaSalle Bank)                                                                 10,000,000  (a)          10,000,000

Saint Louis Municipal Finance Corporation
   Leasehold Revenue, Refunding

   5.30%, 7/15/2002 (Insured; AMBAC)                                                          2,100,000                2,109,694

NEBRASKA--1.6%

Lincoln Electric System, Revenue, CP

   1.50%, 6/20/2002
   (Liquidity Facility; J.P. Morgan Chase Bank )                                             15,000,000               15,000,000

NEVADA--1.8%

Las Vegas Valley Water District, CP

   1.55%, 6/13/2002
   (LOC: Union Bank of Switzerland and

   Westdeutsche Landesbank)                                                                  10,000,000               10,000,000

Nevada Housing Division, Multiple-Unit Housing

   Revenue, VRDN (Silverado) 1.55% (LOC; FNMA)                                                6,710,000  (a)           6,710,000

NEW HAMPSHIRE--1.0%

New Hampshire Health and Education Facilities Authority

  College and University Revenue, VRDN

   (Colby-Sawyer College) 1.75% (LOC; Allied Irish Bank)                                      5,500,000  (a)           5,500,000

New Hampshire Housing Finance Authority, SFHR
   VRDN, Merlots Program

   1.55% (LOC; First Union Bank)                                                              4,225,000  (a)           4,225,000

NEW MEXICO--.7%

New Mexico Hospital Equipment, Loan Council Revenue
  VRDN, Pooled Loan Program

   1.90% (Liquidity Facility; Landesbank-Hessen
   Thuringen Girozentrale and LOC; CDC Funding Corp.)                                         6,300,000  (a)           6,300,000

NEW YORK--2.0%

New York City Municipal Water Finance Authority

  Water and Sewer Systems Revenue, CP

  1.55%, 6/13/2002
  (LOC: Bank of Nova Scotia, Commerzbank

   and Toronto Dominion Bank)                                                                 6,000,000                6,000,000

Oneida Indian Nation, Recreational Revenue
   GO Notes, VRDN:

      1.40% (LOC; Key Bank Inc.)                                                                100,000  (a)             100,000

      1.50% (LOC; Key Bank Inc.)                                                              9,400,000  (a)           9,400,000


                                                                                               Principal

TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

Suffolk County Water Authority, Water Revenue
   BAN, VRDN 1.40%
   (Liquidity Facility; Bank of Nova Scotia)                                                  3,800,000  (a)           3,800,000

NORTH CAROLINA--1.0%

North Carolina Capital Facilities Finance Agency

  College and University Revenue, VRDN

   (Wolfpack Club Project) 1.45% (LOC; Bank of America)                                       9,000,000  (a)           9,000,000

OHIO--2.4%

Dublin City School District, GO Notes

   Construction and Improvement 2.12%, 11/14/2002                                             3,000,000                3,002,933

Grove City, Multi-Family Housing and
   Mortgage Revenue, VRDN (Regency Arms Apartment)

   1.60% (LOC; FNMA)                                                                          3,000,000  (a)           3,000,000

Hamilton County Hospital Facilities, Revenues, VRDN

  (Episcopal Retirement Homes Project):

      1.28%, Series A (LOC; Fifth Third Bank)                                                 5,000,000  (a)           5,000,000

      1.28%, Series B (LOC; Fifth Third Bank)                                                 4,000,000  (a)           4,000,000

Lucas County, Revenue Improvement
   VRDN (Toledo Society)

   1.43% (LOC; Fifth Third Bank)                                                              7,200,000  (a)           7,200,000

OREGON--1.1%

Port of Portland, Special Obligation Revenue, VRDN

  (Portland Bulk Terminals LLC Project)

   1.70% (LOC; Canadian Imperial Bank)                                                       10,000,000  (a)          10,000,000

PENNSYLVANIA--6.4%

Allegheny County Industrial Development Authority

  Health and Housing Facilities Revenue
  Refunding, VRDN (Longwood at Oakmont Inc.)
  1.75% (Insured; Asset Guaranty and

   Liquidity Facility; Fleet National Bank)                                                   1,200,000  (a)           1,200,000

Berks County Industrial Development Authority
   IDR, VRDN (EJB Paving and Materials)
   1.60% (LOC; First Union Bank)                                                              1,600,000  (a)           1,600,000

Butler County Industrial Development Authority
   Revenue, VRDN (Concordia Lutheran)

   1.50% (Insured; Asset Guaranty and Liquidity

   Facility; Fleet National Bank)                                                             2,400,000  (a)           2,400,000

Emmaus, General Authority Revenue, VRDN

   1.50% (GIC; Goldman Sachs and Co.)                                                        26,100,000  (a)          26,100,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA (CONTINUED)

Lancaster County Hospital Authority, VRDN:
   Health Center Revenue (Masonic Homes)
      1.40% (Insured; AMBAC and Liquidity

      Facility; PNC Bank)                                                                    11,990,000  (a)          11,990,000

   Senior Living Facilities Revenue
      (Quarryville Presbyterian)

      1.55% (LOC; Allfirst Bank)                                                              8,760,000  (a)           8,760,000

Pennsylvania Higher Education Assistance Agency

  Student Loan Revenue, VRDN, Merlots Program

   1.55% (Insured; AMBAC and Liquidity

   Facility; Wachovia Bank)                                                                   8,195,000  (a)           8,195,000

RHODE ISLAND--1.1%

Rhode Island Industrial Facilities Corporation
   IDR, VRDN (Cooley Inc. Project)
   1.55% (LOC; Royal Bank of Scotland)                                                        2,750,000  (a)           2,750,000

Rhode Island Student Loan Authority
   Student Loan Revenue, VRDN

   1.50% (LOC; State Street Bank and Trust Co.)                                               8,000,000  (a)           8,000,000

SOUTH CAROLINA--1.5%

Town of Lexington, Water and Sewer Revenue, VRDN

   1.49% (Insured; MBIA and Liquidity

   Facility; South Trust Bank)                                                                5,505,000  (a)           5,505,000

South Carolina Jobs Economic Development Authority

  EDR, VRDN (Virtual Image Technology)

   1.50% (LOC; Royal Bank of Canada)                                                          6,500,000  (a)           6,500,000

South Carolina Public Service Authority, Revenue

   (Santee Cooper) 6.40%, 7/1/2002                                                            1,900,000  (b)           1,945,410

TENNESSEE--4.6%

Chattanooga Health, Education and Housing
   Facility Board, Revenues (North Park Hospital

   Project) 8.50%, 2/1/2003                                                                   6,300,000  (b)           6,690,797

Johnson City Health and Educational Facilities Board
   HR, VRDN, Merlots Program 1.55%
   (Insured; MBIA and Liquidity Facility; First Union Bank)                                   4,965,000  (a)           4,965,000

Metropolitan Government of Nashville and
   Davidson County Health and Educational

   Facilities Board, College and University Revenue, VRDN

   (Vanderbilt University) 1.40%                                                              8,900,000  (a)           8,900,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TENNESSEE (CONTINUED)

Sevier County Public Building Authority, Revenues, VRDN

  (Local Government Public Improvement):

    1.40% (Insured; AMBAC and Liquidity Facility;

         Landesbank Hessen-Thuringen Girozentrale)                                            4,310,000  (a)           4,310,000

      1.70% (Insured; AMBAC and Liquidity Facility;
         J.P. Morgan Chase Bank)                                                              2,000,000  (a)           2,000,000

Shelby County, CP (Baptist Memorial Hospital)

   1.65%, 6/6/2002 (LOC; Bank of America)                                                    10,000,000               10,000,000

Shelby County Health, Educational and Housing
   Facilities Board, Revenue, VRDN
   (Briarcrest Christian School)

   1.45% (LOC; Suntrust Bank)                                                                 6,500,000  (a)           6,500,000

TEXAS--6.3%

Brazos Harbor Industrial Development Corporation
   Industrial Revenue, Refunding, VRDN

   (BASF Corp. Project) 1.45%                                                                 5,000,000  (a)           5,000,000

Capital Industrial Development Corporation, SWDR, VRDN

  (Texas Disposal System Inc. Project)

   1.55% (LOC; Bank of America)                                                               4,760,000  (a)           4,760,000

Greater Student Loan Corporation
   Student Loan Revenue, Refunding, VRDN 1.47%
   (LOC; Student Loan Marketing Association)                                                  9,000,000  (a)           9,000,000

Gulf Coast Waste Disposal Authority, Environmental
   Facilities Revenue, VRDN (Amoco Oil Co. Project)
   1.70% (LOC; BP Amoco PLC)                                                                  8,100,000  (a)           8,100,000

Houston, Airport System Revenue, CP

   1.55%, 10/9/2002
   (LOC; Westdeutsche Landesbank)                                                             5,000,000                5,000,000

Panhandle-Plains Higher Education Authority Inc.

  Student Loan Revenue, VRDN

   1.45% (LOC; Student Loan Marketing Association)                                           12,700,000  (a)          12,700,000

State of Texas, TRAN 3.75%, 8/29/2002                                                         8,000,000                8,024,553

Texas Department Housing and Community Affairs

   Residential Mortgage Revenue, 2.20%, 7/1/2002                                              6,000,000                6,000,000

Texas Municipal Power Agency, Revenue, Refunding

   5.75%, 9/1/2002 (Insured; MBIA)                                                            1,000,000                1,009,692

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTAH--.7%

Intermountain Power Agency, Power Supply Revenue

  1.50%, 9/16/2002 (Insured; AMBAC and
  Liquidity Facility; Landesbank

   Hessen-Thuringen Girozentrale)                                                             7,000,000                7,000,000

VIRGINIA--1.1%

Richmond Industrial Development Authority
  Revenue, VRDN (Cogentrix of Richmond Project)

   1.80% (LOC; Banque Paribas)                                                               10,000,000  (a)          10,000,000

WASHINGTON--2.9%

Chelan County Public Utility District Number 001
  Consolidated Revenue

  VRDN, Merlots Program 1.55%

   (Insured; MBIA and Liquidity Facility; First Union Corp.)                                  7,000,000  (a)           7,000,000

Metropolitan Airports Authority, Airport Revenue, CP

   1.60%, 6/14/2002 (LOC; J.P. Morgan Chase Bank)                                            15,000,000               15,000,000

Port of Seattle, Revenue, VRDN

  Merlots Program 1.55%

   (Insured; FGIC and Liquidity Facility; First Union Bank)                                   5,715,000  (a)           5,715,000

WEST VIRGINIA--.6%

Pendleton County, IDR, VRDN

   (Greer Steel Project) 1.60% (LOC; PNC Bank)                                                2,000,000  (a)           2,000,000

West Virginia Hospital Finance Authority, Revenues, VRDN

  WVHA Pooled Loan Financing Program
  1.70% (LOC: Bank of America,

   Bank of Nova Scotia and Banque Paribas)                                                    3,200,000  (a)           3,200,000

WISCONSIN--5.2%

Marshall School District, BAN 2%, 3/10/2003                                                   5,435,000                5,437,668

Milwaukee Redevelopment Authority
  Redevelopment Revenue, VRDN

  (Cathedral Place Parking Facility Project)

   1.44% (LOC; Bayerische Hypo-Und Vereinsbank)                                               5,200,000  (a)           5,200,000

South Milwaukee School District, BAN 2.20%, 3/10/2003                                         8,000,000                8,007,446

Stevens Point Area Public School District, BAN
   2.25%, 6/2/2003                                                                            3,300,000                3,306,336

Wisconsin Health and Educational Facilities Authority

  Revenues, VRDN:

    (Gunderson Lutheran) 1.55% (Insured; FSA

         and Liquidity Facility; Dexia Credit Locale)                                        10,500,000  (a)          10,500,000

      (Prohealth Inc.) 1.55% (Insured; AMBAC and

         Liquidity Facility; Bank One Corp.)                                                 10,490,000  (a)          10,490,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

WISCONSIN (CONTINUED)

Wisconsin School Districts, COP

  Cash Flow Management Program

   2.25%, 11/1/2002                                                                           6,400,000                6,407,343

WYOMING--.7%

Campbell County, IDR (Two Elk Power General
   Station Project) 2.10%, 12/3/2002
   (Liquidity Facility; Bayerische Landesbank)                                                7,000,000                7,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $942,002,074)                                                            100.0%              942,003,440

LIABILITIES, LESS CASH AND RECEIVABLES                                                              .0%                (164,931)

NET ASSETS                                                                                       100.0%              941,838,509


                                                                      The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations

AMBAC            American Municipal Bond Assurance                    GO               General Obligation
                     Corporation
                                                                      HR               Hospital Revenue
BAN              Bond Anticipation Notes
                                                                      IDR              Industrial Development Revenue
COP              Certificate of Participation
                                                                      LOC              Letter of Credit
CP               Commercial Paper
                                                                      MBIA             Municipal Bond Investors Assurance
EDR              Economic Development Revenue                                              Insurance Corporation

FGIC             Financial Guaranty Insurance                         MFHR             Multi-Family Housing Revenue
                     Company
                                                                      PCR              Pollution Control Revenue
FHLM             Federal Home Loan Mortgage
                                                                      RAN              Revenue Anticipation Notes
FNMA             Federal National Mortgage Association
                                                                      SFHR             Single Family Housing Revenue
FSA              Financial Security Assurance
                                                                      SFMR             Single Family Mortgage Revenue
GIC              Guaranteed Investment Contract
                                                                      SWDR             Solid Waste Disposal Revenue
GNMA             Government National Mortgage
                     Association                                      TRAN             Tax and Revenue Anticipation Notes

                                                                      VRDN             Variable Rate Demand Notes




Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               85.7

AAA, AA, A(c)                    Aaa, Aa, A(c)                   AAA, AA, A(c)                                    11.3

Not Rated(d)                     Not Rated(d)                    Not Rated(d)                                      3.0

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
     SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND
     INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG AND SP RATED ARE REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

May 31, 2002 (Unaudited)

                                                              Cost         Value

--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of

Investments                                           942,002,074   942,003,440

Cash                                                                    541,545

Interest receivable                                                   3,231,121

Prepaid expenses and other assets                                        73,979

                                                                     945,850,085

--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           649,873

Payable for investment securities purchased                           3,306,336

Accrued expenses                                                         55,367

                                                                       4,011,576

--------------------------------------------------------------------------------

NET ASSETS ($)                                                      941,838,509
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     941,855,634

Accumulated net realized gain (loss) on investments                    (18,491)

Accumulated gross unrealized appreciation on investments                  1,366
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      941,838,509

NET ASSET VALUE PER SHARE

                                                                              Class A                  Class B              Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                             348,068,712              593,561,420              208,377

Shares Outstanding                                                         348,362,899              593,565,632              208,379
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00                      1.00                1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      7,148,214

EXPENSES:

Management fee--Note 2(a)                                            2,202,477

Shareholder servicing costs--Note 2(c)                                 884,917

Distribution fees and prospectus--Note 2(b)                            543,935

Custodian fees                                                          53,172

Registration fees                                                       46,369

Professional fees                                                       29,104

Directors' fees and expenses--Note 2(d)                                 13,053

Prospectus and shareholders' reports                                     9,171

Miscellaneous                                                           10,407

TOTAL EXPENSES                                                       3,792,605

Less--reduction in shareholder servicing costs due to
  undertaking--Note 2(c)                                             (112,424)

NET EXPENSES                                                         3,680,181

INVESTMENT INCOME--NET                                               3,468,033
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                (5,138)

Net unrealized appreciation (depreciation) on investments                  587

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 (4,551)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 3,463,482

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2002           Year Ended
                                              (Unaudited)    November 30, 2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          3,468,033          17,001,078

Net realized gain (loss) on investments           (5,138)              (1,328)

Net unrealized appreciation (depreciation)
   on investments                                    587                  779

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   3,463,482           17,000,529
-------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (1,768,578)          (7,864,282)

Class B shares                                (1,698,838)          (9,131,745)

Class X shares                                      (617)              (5,051)

TOTAL DIVIDENDS                               (3,468,033)         (17,001,078)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                767,876,483       1,150,136,337

Class B shares                              1,003,646,073       1,537,149,000

Dividends reinvested:

Class A shares                                  1,716,289          7,621,070

Class B shares                                  1,694,786          9,061,662

Class X shares                                        617              3,724

Cost of shares redeemed:

Class A shares                              (707,487,371)      (1,143,429,748)

Class B shares                              (859,391,256)      (1,510,637,323)

Class X shares                                         --            (78,817)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS               208,055,621           49,825,905

TOTAL INCREASE (DECREASE) IN NET ASSETS     208,051,070           49,825,356
-------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         733,787,439          683,962,083

END OF PERIOD                               941,838,509          733,787,439

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended
                                              May 31, 2002                                Year Ended November 30,
                                                                   -----------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)        2001          2000          1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00         1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                .005         .026          .035          .027           .030          .031

Distributions:

Dividends from investment

   income--net                                       (.005)       (.026)        (.035)        (.027)         (.030)        (.031)

Net asset value, end of period                        1.00         1.00          1.00          1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                   1.04(a)         2.59          3.56          2.71           3.02          3.14
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                       .57(a)          .57           .58           .58            .60           .62

Ratio of net investment income
   to average net assets                           1.05(a)         2.50          3.51          2.68           2.98          3.09
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period

   ($ X 1,000)                                     348,069      285,966        271,638      285,849        280,398       273,058

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                          Six Months Ended
                                              May 31, 2002                                 Year Ended November 30,
                                                                    ---------------------------------------------------------------
CLASS B SHARES                                  (Unaudited)         2001          2000          1999           1998          1997
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                .003          .021          .031          .023           .026          .028

Distributions:

Dividends from investment

   income--net                                       (.003)        (.021)        (.031)         (.023)        (.026)        (.028)

Net asset value, end of period                        1.00          1.00          1.00           1.00          1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                    .62(a)          2.16          3.16           2.31          2.64          2.86
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                      1.00(a)           .98           .98            .98           .96           .95

Ratio of net investment income
   to average net assets                            .63(a)          2.12          3.10           2.29          2.59          2.87

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                          .04(a)           .06           .07            .07           .09           .16
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period

   ($ X 1,000)                                     593,561        447,614      412,041        376,104       377,636       263,008

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            Six Months Ended
                                                                May 31, 2002                    Year Ended November 30,
                                                                                     ----------------------------------------------
CLASS X SHARES                                                    (Unaudited)        2001              2000           1999(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                    1.00         1.00              1.00             1.00

Investment Operations:

Investment income--net                                                  .003         .021              .031             .012

Distributions:

Dividends from investment income--net                                  (.003)       (.021)            (.031)           (.012)

Net asset value, end of period                                          1.00         1.00              1.00             1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                      .60(b)         2.10              3.12             2.43(b)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                              1.03(b)         1.03              1.05             1.05(b)

Ratio of net investment income
   to average net assets                                              .59(b)         2.14              3.19             2.22(b)

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                                         .01(b)          .03               .07              .18(b)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                 208             208               283                1

(A) FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999.

(B)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General Municipal Money Market Fund (the "fund") is a separate diversified series of General Municipal Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering one series, which is the fund. The fund's investment objective is to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 16.5 billion shares of $.001 par value Common Stock. The fund is currently authorized to issue three classes of shares: Class A (15 billion shares authorized), Class B (1 billion shares authorized) and Class X shares (500 million shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premium and discount on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $47,274 during the period ended May 31, 2002 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $10,000 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2001. If not applied, $9,000 of the carryover expires in fiscal 2006 and $1,000 expires in fiscal 2009.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2001 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the average value of the fund's net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2002, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such

                                                                       The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing shares at an annual rate of .20 of 1% of the value of their average daily net assets. During the period ended May 31, 2002, Class B shares were charged $543,676 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of their average daily net assets. During the period ended May 31, 2002, Class X shares were charged $259 pursuant to the Class X Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2002, Class A shares were charged $45,564 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan") Class B and Class X shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2001 through May 31, 2002, that if the aggregate expenses of Class B and Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% for Class B shares and 1.05% for Class X shares, of their average daily net assets, the Manager will reimburse the expenses of the fund under Shareholder Services Plan, to the extent of any excess expense and up to the full fee payable under the Shareholder Services Plan. During the period ended May 31, 2002, Class B and Class X shares were charged $677,903 and $259, respectively, pursuant to the Shareholder Services Plan, of which $112,410 and $14, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2002, the fund was charged $19,815 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                                        The Fund

                                                           For More Information

                        General Municipal
                        Money Market Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        The Bank of New York
                        100 Church Street
                        New York, New York 10286

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call
1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET Information
can be viewed online
or downloaded from:

http://www.dreyfus.com

(c) 2002 Dreyfus Service Corporation                                  918SA0502